Income Taxes - Unrecognized Tax Benefit (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 429	$ 491	$ 1,080
Gross increase (decrease) for tax positions related to prior years	677	(310)	(589)
Gross increase for tax positions related to the current year	2,140	248
Ending balance	$ 3,246	$ 429	$ 491